Reserves	12 Months Ended
Dec. 31, 2024
Reserves
Reserves

23 Reserves

Retained earnings

The cumulative amount of goodwill written off directly to reserves resulting from acquisitions, net of disposals, amounted to $580m (2023: $595m; 2022: $591m) using year-end rates of exchange.

At 31 December 2024, 442,342 shares, at a cost of $68m, have been deducted from Retained earnings (2023: 1,580,137 shares, at a cost of $129m; 2022: 1,671,446 shares, at a cost of $112m) to satisfy future vesting of employee share plans.

There are no significant statutory or contractual restrictions on the distribution of current profits of subsidiaries; undistributed profits of prior years are, in the main, permanently employed in the businesses of these companies. The undistributed income of AstraZeneca companies overseas might be liable to overseas taxes and/or UK taxation (after allowing for double taxation relief) if they were to be distributed as dividends (see Note 4).

	2024	2023	2022
	$m	$m	$m
Cumulative translation differences included within Retained earnings
At 1 January	(3,014)	(3,694)	(1,934)
Foreign exchange arising on consolidation	(957)	608	(1,446)
Exchange adjustments on goodwill (recorded against other reserves)	(15)	4	(24)
Foreign exchange arising on designated liabilities in net investment hedges[1]	(122)	24	(282)
Fair value movements on derivatives designated in net investment hedges	39	44	(8)
Net exchange movement in Retained earnings	(1,055)	680	(1,760)
At 31 December	(4,069)	(3,014)	(3,694)

1	Foreign exchange arising on designated liabilities in net investment hedges includes $59m in respect of designated bonds and $(181)m in respect of designated contingent consideration and other liabilities. The change in value of designated contingent consideration liabilities relates to $(180)m in respect of BMS’ share of Global Diabetes Alliance.

The cumulative loss with respect to costs of hedging is $43m (2023: $22m; 2022: $3m) and the loss during the year was $21m (2023: $19m; 2022: $7m).

The balance remaining in the foreign currency translation reserve from net investment hedging relationships for which hedge accounting no longer applied is a gain of $527m. For further detail relating to hedging balances, please see the Hedge accounting section within Note 28, from page 199.

Other reserves

The other reserves arose from the cancellation of £1,255m of share premium account by the Company in 1993 and the redenomination of share capital of $157m in 1999. The reserves are available for writing off goodwill arising on consolidation and, subject to guarantees given to preserve creditors at the date of the court order, are available for distribution.

Following an amendment to the Employee Benefit Trust (EBT) Deed on 10 June 2024, AstraZeneca obtained control and commenced consolidation of the EBT. The value of shares held by the consolidated EBTs will be reflected as an adjustment against Other reserves.